Schedule of list of subsidiaries (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Alps Life Sciences Inc [member]
IfrsStatementLineItems [Line Items]
Name of company	Alps Life Sciences Inc
Place of incorporation	Cayman Islands
Effective interest rate	100.00%
Place of incorporation	Investment holding company
Alps global holding berhad [member]
IfrsStatementLineItems [Line Items]
Name of company	Alps Global Holding Berhad
Place of incorporation	Malaysia
Effective interest rate	100.00%	100.00%
Place of incorporation	Investment holding company
Date of acquisition	June 11, 2024
ALPS Biotech Sdn. Bhd. [member]
IfrsStatementLineItems [Line Items]
Name of company	Alps Biotech Sdn. Bhd.
Place of incorporation	Malaysia
Effective interest rate	95.00%	95.00%
Place of incorporation	Investment advisory services, leasing of intellectual property and research and development on medical sciences
Date of acquisition	May 9, 2019
Alpscap Berhad [member]
IfrsStatementLineItems [Line Items]
Name of company	Alpscap Berhad
Place of incorporation	Malaysia
Effective interest rate	51.00%	51.00%
Place of incorporation	Investment holding
Date of acquisition	April 11, 2018
ALPS Wellness Centre Sdn. Bhd. [member]
IfrsStatementLineItems [Line Items]
Name of company	Alps Wellness Centre Sdn. Bhd.
Place of incorporation	Malaysia
Effective interest rate	100.00%	100.00%
Place of incorporation	Business of health screening, beauty aesthetics and to act as wellness centre
Date of acquisition	March 31, 2021
Celestialab Sdn. Bhd. [member]
IfrsStatementLineItems [Line Items]
Name of company	Celestialab Sdn. Bhd.
Place of incorporation	Malaysia
Effective interest rate	100.00%	100.00%
Place of incorporation	Medical research, cultivating and manufacturing stem cells
Date of acquisition	February 7, 2018
Celebre Pro Medic Sdn. Bhd. [member]
IfrsStatementLineItems [Line Items]
Name of company	Celebre Pro Medic Sdn. Bhd.
Place of incorporation	Malaysia
Effective interest rate	100.00%	100.00%
Place of incorporation	Business of beauty, healthcare consultancy and therapist
Date of acquisition	July 15, 2020
Mont Life (M) Sdn. Bhd. [member]
IfrsStatementLineItems [Line Items]
Name of company	Mont Life (M) Sdn. Bhd.
Place of incorporation	Malaysia
Effective interest rate	100.00%	100.00%
Place of incorporation	Provision of consultancy services in relation to healthcare, beauty and aesthetics specialties
Date of acquisition	July 6, 2020
Mygenome Sdn. Bhd. [member]
IfrsStatementLineItems [Line Items]
Name of company	Mygenome Sdn. Bhd
Place of incorporation	Malaysia
Effective interest rate	99.00%	99.00%
Place of incorporation	Research and development on biotechnology, provide medical testing and laboratory services, and manufacture and sales of medical medicaments
Date of acquisition	November 27, 2018
TMC Global Holdings Sdn. Bhd. [member]
IfrsStatementLineItems [Line Items]
Name of company		TMC Global Holdings Sdn. Bhd.
Place of incorporation		Malaysia
Effective interest rate	100.00%	100.00%
Place of incorporation	Beauty and health care consultants
Date of acquisition		July 15, 2020
Alps Insurance PCC INC [member]
IfrsStatementLineItems [Line Items]
Name of company	Alps Insurance PCC INC
Place of incorporation	Labuan
Effective interest rate	51.00%	51.00%
Place of incorporation	Licensed Labuan insurance captive
Date of acquisition	April 10, 2024